NOTE 12 - Share Capital: Schedule of Movements in ordinary shares (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Movements in ordinary shares

Movements in ordinary shares:

Number of shares
Balance as of December 31, 2022	13,163,316
Share issuance in Lieu of cash fees (see 12c)	2,857
Exercise of options (see 12d)	103,418
Conversion on Convertible loans (see 12e)	407,207
Balance as of December 31, 2023	13,676,798
Issuance of units of securities (see 12h)	603,904
Exercise of options (see 12f)	106,132
Conversion on Convertible loans (see 12g)	2,940,882
Balance as of December 31, 2024	17,327,716